Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Formation and operating costs	$ (136,809)	$ (205,304)	$ (766,026)	$ (823,184)	$ (717,167)	$ (998,735)
Franchise tax expenses	(15,353)	(11,500)	(41,485)	(36,400)	(129,953)	(38,043)
Loss from operations	(152,162)	(216,804)	(807,511)	(859,584)	(847,120)	(1,036,778)
Other income:
Income from business combination deposits forfeited by the former target company					125,000
Interest earned on investment held in Trust Account	211,618	983,627	1,137,036	2,223,710	2,934,879	1,483,785
Income before income taxes	59,456	766,823	329,525	1,364,126	2,212,759	447,007
Income taxes provision	(41,216)	(204,147)	(230,066)	(459,336)	(616,192)	(301,496)
Net income	$ 18,240	$ 562,676	$ 99,459	$ 904,790	$ 1,596,567	$ 145,511
Common Stock Subject to Possible Redemption
Other income:
Basic weighted average shares outstanding (in Shares)	1,595,871	5,024,441	2,596,027	5,507,268	5,379,021	5,750,000
Diluted weighted average shares outstanding (in Shares)	1,595,871	5,024,441	2,596,027	5,507,268	5,379,021	5,750,000
Basic net income (loss) per share (in Dollars per share)	$ 0.11	$ 0.14	$ 0.25	$ 0.27	$ 0.41	$ 0.5
Diluted net income (loss) per share (in Dollars per share)	$ 0.11	$ 0.14	$ 0.25	$ 0.27	$ 0.41	$ 0.5
Goldenstone Acquisition Limited
Other income:
Basic weighted average shares outstanding (in Shares)	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250
Diluted weighted average shares outstanding (in Shares)	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250	1,846,250
Basic net income (loss) per share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.3)	$ (0.32)	$ (0.34)	$ (1.47)
Diluted net income (loss) per share (in Dollars per share)	$ (0.08)	$ (0.07)	$ (0.3)	$ (0.32)	$ (0.34)	$ (1.47)